Organization and Principal Activities - Schedule of Details of the Company are Set Out in the Table (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
K-Tech Solutions Company Limited [Member]
Schedule of Details of the Company are Set Out in the Table [Line Items]
Date of incorporation	Dec. 02, 2024
Percentage of effective ownership	Parent	Parent
Place of incorporation	British Virgin Islands
Principal activities	Investment holdings
K-Mark Technology Limited [Member]
Schedule of Details of the Company are Set Out in the Table [Line Items]
Date of incorporation	Nov. 04, 2016
Place of incorporation	Hong Kong
Principal activities	Design, development, testing and sales of diverse portfolio of toy products
Percentage of effective ownership	100.00%	100.00%